Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basic—
Net income attributable to NHI shareholders	¥ 340,736	¥ 165,863	¥ 92,786
Weighted average number of NHI shares outstanding	2,955,204,882	3,017,128,412	3,006,744,201
Net income attributable to NHI shareholders per share	¥ 115.3	¥ 54.97	¥ 30.86
Diluted—
Net income attributable to NHI shareholders	¥ 340,463	¥ 165,701	¥ 92,606
Weighted average number of NHI shares outstanding	3,066,458,811	3,144,540,974	3,114,313,612
Net income attributable to NHI shareholders per share	¥ 111.03	¥ 52.69	¥ 29.74